Goodwill and Other Intangible Assets (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Successor [Member]
Components of other intangible assets
Gross	$ 446.2	$ 450.0
Impairment		(3.8)
Accumulated Amortization	(46.2)	(21.9)
Foreign Currency	(0.4)	(0.6)
Net	399.6	423.7
Customer Relationships [Member]
Components of other intangible assets
Weighted Average Remaining Life	11 years	12 years
Customer Relationships [Member] | Successor [Member]
Components of other intangible assets
Other intangible assets, finite lived, gross	283.6	283.6
Accumulated Amortization	(42.3)	(20.3)
Foreign Currency	(0.4)	(0.6)
Net	240.9	262.7
Customer Relationships [Member] | Maximum [Member]
Components of other intangible assets
Amortizable Life	15 years	15 years
Customer Relationships [Member] | Minimum [Member]
Components of other intangible assets
Amortizable Life	10 years	10 years
Trademarks [Member]
Components of other intangible assets
Amortizable Life	5 years	5 years
Weighted Average Remaining Life	3 years	4 years
Trademarks [Member] | Successor [Member]
Components of other intangible assets
Other intangible assets, finite lived, gross	0.6	0.6
Other intangible assets, indefinite lived, gross	151.0	154.8
Impairment		(3.8)
Accumulated Amortization	(0.2)	(0.1)
Net	0.4	0.5
Other intangible assets, indefinite lived, net	151.0	151.0
Integrated Software System [Member]
Components of other intangible assets
Amortizable Life	5 years	5 years
Weighted Average Remaining Life	3 years	4 years
Integrated Software System [Member] | Successor [Member]
Components of other intangible assets
Other intangible assets, finite lived, gross	11.0	11.0
Accumulated Amortization	(3.7)	(1.5)
Net	$ 7.3	$ 9.5